Comprehensive Income and Equity (Schedule Of Change In Equity) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Change in Equity
Beginning balance	$ 107.2			$ 113.0	$ 99.9				$ 54.8	$ 99.9	$ 54.8
Net income	15.9	(14.0)	22.7	19.9	9.0	5.2	15.8	16.1	7.4	37.6	44.5	21.4
Issuance of common stock	0.6				0.2
Employee stock plans	1.6				0.9
Other comprehensive income	6.7				7.8
Dividends	(5.1)				(4.6)
Repurchases of common stock	(1.7)				(0.2)
Ending balance	125.2	107.2			113.0	99.9				107.2	99.9	54.8
Ending balance	125.2	107.2			113.0	99.9				107.2	99.9	54.8
Total Koppers Shareholders' Equity' [Member]
Schedule of Change in Equity
Beginning balance	94.8				88.7					88.7
Net income	15.6				8.9
Issuance of common stock	0.6				0.2
Employee stock plans	1.6				0.9
Other comprehensive income	6.7				7.7
Dividends	(5.1)				(4.6)
Repurchases of common stock	(1.7)				(0.2)
Ending balance	112.5				101.6
Ending balance	112.5				101.6
Noncontrolling Interests [Member]
Schedule of Change in Equity
Beginning balance	12.4				11.2					11.2
Net income	0.3				0.1
Issuance of common stock	0				0
Employee stock plans	0				0
Other comprehensive income	0				0.1
Dividends	0				0
Repurchases of common stock	0				0
Ending balance	12.7				11.4
Ending balance	$ 12.7				$ 11.4